Label	Element	Value
C000088936 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088936 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088936 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088936 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088936 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088936 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088936 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088936 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000088935 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088935 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088935 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088935 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088935 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088935 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088935 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088935 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000088942 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088942 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088942 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088942 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088942 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088942 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088942 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088942 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000120923 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000120923 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000120923 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000120923 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000120923 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000120923 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000120923 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000120923 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000088937 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088937 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088937 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088937 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088937 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088937 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088937 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088937 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000088941 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088941 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088941 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088941 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088941 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088941 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088941 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088941 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000088940 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088940 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088940 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088940 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088940 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088940 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088940 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088940 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000088939 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088939 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088939 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088939 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088939 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088939 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088939 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088939 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%
C000088938 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	21.40%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	21.40%
C000088938 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	6.90%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	6.90%
C000088938 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.10%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.10%
C000088938 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.70%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	7.70%
C000088938 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	24.80%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	24.80%
C000088938 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	12.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	12.20%
C000088938 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.60%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.60%
C000088938 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
Percent of Net Long Exposure	oef_PctOfNetLongExposure	1.20%
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.20%